JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

June 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust I (“Trust”) on behalf of the
JPMorgan Current Income Fund,
JPMorgan Equity Focus Fund and
JPMorgan Floating Income Fund (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 153 (Amendment No. 154 under the Investment Company Act of 1940) filed electronically on May 27, 2011.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary